LONG-TERM DEBT (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Long-Term Debt [Line Items]
Balance	CAD 1,362,192	CAD 1,387,899
(Repayments) borrowings on the revolving credit facility	(450,646)	200,378
Issuance (repayment) of senior unsecured notes	391,906	(225,000)
Amortization of transaction costs and prepaid interest	2,012	2,337
Foreign exchange	(35,134)	(3,422)
Balance	CAD 1,270,330	CAD 1,362,192